Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenues Disclosure [Abstract]
Disaggregation of Revenue [Table Text Block]
	Years ended December 31,
	2018	2019

Type of contract
T&M contracts	$169,416	$192,153
Fixed-priced contracts	120,291	133,521

Total	$289,707	$325,674

Timing of revenue recognition
Products transferred at a point in time	$6,521	$8,543
Products and services transferred over time	283,186	317,131

Total	$289,707	$325,674

Contract with Customer, Asset and Liability [Table Text Block]
	December 31,
	2018	2019

Trade receivables	38,953	34,615
Contract assets *)	13,846	6,095
Short-term unbilled receivables **)	6,360	9,511
Long-term unbilled receivables **)	-	362
Deferred revenues (short-term contract liabilities)	18,057	21,021
Long-term deferred revenues (long-term contract liabilities) ***)	702	216
***)	Included in other long-term liabilities in the consolidated balance sheets
(*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
(**)	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.